                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)


PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE          VALUE
---------     --------------------------------------------------------------------    ------    --------    -------------
              TAX-EXEMPT MUNICIPAL BONDS  (138.9%)
              General Obligation  (26.3%)
   $5,000     North Slope Borough, Alaska, Ser 2000 B (MBIA)                            0.00%   06/30/09    $   4,205,650
    3,000     California, Various Purpose Dtd 05/01/03                                  5.00    02/01/24        3,010,350
    2,000     Los Angeles, California, Ser A (WI)                                       5.00    09/01/24        2,050,100
    3,300     San Diego Unified School District, California, 2003 Ser E (FSA)           5.00    07/01/28        3,315,180
              Florida State Board of Education,
    6,890          Capital Outlay Refg Ser 2001 D                                      5.375    06/01/18        7,437,342
    3,000          Capital Outlay Refg 2002 Ser C (MBIA)                                5.00    06/01/20        3,133,770
   10,000     Chicago School Reform Board Illinois, Dedicated Tax Ser 1997 (Ambac)      5.75    12/01/27       11,163,276
    7,000     New Jersey,  2001 Ser H ##                                                5.25    07/01/19        7,722,400
    5,000     North Carolina, Public School Building Ser 1999                           4.60    04/01/17        5,178,000
      655     Oregon, Veterans' Welfare Ser 75                                          6.00    04/01/27          672,384
                   Pennsylvania,
    1,000          First Ser 2003 RITES PA - 1112 A (MBIA)                             8.451++  01/01/18        1,110,240
    1,000          First Ser 2003 RITES PA - 1112 B (MBIA)                             8.451++  01/01/19        1,100,110
    5,000     Charleston County School District, South Carolina, Ser 2004  A            5.00    02/01/22        5,173,950
    5,000     Aldine Independent School District, Texas, Bldg & Refg Ser 2001           5.00    02/15/26        5,015,100
                   (PSF)
    2,500     Mission Consolidated Independent School District, Texas,  Bldg            5.50    02/15/25        2,645,225
---------          Ser 2000 (PSF)                                                                           -------------
   60,345                                                                                                      62,933,077
---------                                                                                                   -------------
              Educational Facilities Revenue  (3.4%)
    1,480     Indiana University, Student Fee Ser K (MBIA)                             5.875    08/01/20        1,560,882
    1,200     University of North Carolina, Chapel Hill Ser 2003                        5.00    12/01/24        1,224,600
    5,000     Texas State University,  Ser 2000 (FSA)                                   5.50    03/15/20        5,424,000
---------                                                                                                   -------------
    7,680                                                                                                       8,209,482
---------                                                                                                   -------------
              Electric Revenue  (12.5%)
    5,000     California Department of Water Resources, Power Supply Ser               5.875    05/01/16        5,581,650
                   2002 A
              Municipal Electric Authority of Georgia,
    2,000          Combustion Turbine Ser 2002 A (MBIA)                                 5.25    11/01/21        2,114,320
    1,500          Combustion Turbine Ser 2002 A (MBIA)                                 5.25    11/01/22        1,577,265
    5,000     Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)             5.25    01/01/16        5,532,000
              Long Island Power Authority, New York,
    4,000          Ser 2003 B                                                           5.25    06/01/13        4,319,400
    2,000          Electric System Ser 2004 A (Ambac) (WI)                              5.00    09/01/34        1,990,360
              South Carolina Public Service Authority,
    1,500          2002 Refg Ser A (FSA)                                               5.125    01/01/20        1,581,390
    1,000          2002 Refg Ser A (FSA)                                               5.125    01/01/21        1,047,490
    2,000          1997 Refg Ser A (MBIA)                                               5.00    01/01/29        2,005,100
    1,000     Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary              5.00    07/01/21        1,019,010
                    FSA)
              Lewis County Public Utility District No 1, Washington,
    2,000          Cowlitz Falls Hydroelectric Refg Ser 2003 (MBIA)                     5.00    10/01/22        2,050,900
    1,000          Cowlitz Falls Hydroelectric Refg Ser 2003 (MBIA)                     5.00    10/01/23        1,020,210
---------                                                                                                   -------------
   28,000                                                                                                      29,839,095
---------                                                                                                   -------------

PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE          VALUE
---------     --------------------------------------------------------------------    ------    --------    -------------
              Hospital Revenue  (6.4%)
              Maryland Health & Higher Educational Facilities Authority,
    3,000          Medstar Health Refg Ser 2004                                        5.375    08/15/24        2,924,520
    2,000          University of Maryland Medical Ser 2002                              5.75    07/01/17        2,146,340
    2,500          University of Maryland Medical Ser 2001                              5.25    07/01/34        2,492,025
    1,500     New York State Dormitory Authority Revenue, Mental Health Ser             5.25    02/15/17        1,606,290
                   2003 B
    3,000     Lorain County, Ohio,  Catholic Healthcare Partners Ser 2001 A             5.75    10/01/18        3,212,070
    3,000     Lehigh County General Purpose Authority, Pennsylvania, St                 5.25    08/15/23        2,835,960
---------          Lukes Hospital of Bethlehem Ser 2003                                                     -------------
   15,000                                                                                                      15,217,205
---------                                                                                                   -------------
              Industrial Development/Pollution Control Revenue  (5.5%)
    2,000     Chicago, Illinois, Peoples Gas Light & Coke Co Refg 1995 Ser A            6.10    06/02/25        2,095,300
    3,500     Michigan Strategic Fund, Detroit Edison Co Ser 2001 C                     5.45    09/01/29        3,537,695
    2,000     New York State Energy Research & Development Authority,                 12.149++  07/01/26        2,349,640
                   Brooklyn Union Gas Co 1991 Ser D (AMT)
    5,000     Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B            5.75    05/01/30        5,284,500
---------          (AMT) (Mandatory Tender 11/01/11)                                                        -------------
   12,500                                                                                                      13,267,135
---------                                                                                                   -------------
              Mortgage Revenue - Multi-Family  (3.1%)
    7,140     Illinois Housing Development Authority, 1991 Ser A                        8.25    07/01/16        7,353,058
---------                                                                                                   -------------
              Mortgage Revenue - Single Family  (1.2%)
      555     Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)                  6.90    04/01/29          559,923
      805     District of Columbia Housing Finance Agency, GNMA                         7.10    12/01/24          807,423
                   Collateralized Ser 1990 B (AMT)
    1,500     Pennsylvania Housing Finance Agency, Ser 2000-70 A (AMT)                  5.90    04/01/31        1,542,360
---------                                                                                                   -------------
    2,860                                                                                                       2,909,706
---------                                                                                                   -------------
              Public Facilities Revenue  (4.6%)
    5,000     Arizona School Facilities Board, School Impr Ser 2001                     5.00    07/01/19        5,220,150
    1,585     Colorado Educational & Cultural Facilities Authority, Peak to             5.25    08/15/34        1,612,817
                   Peak Charter School Refg & Impr Ser 2004 (XLCA)
    1,900     Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                         5.50    10/01/18        2,090,931
    2,000     Pennsylvania Public School Building Authority, Philadelphia               5.00    06/01/33        1,986,260
---------          School District Ser 2003 (FSA)                                                           -------------
   10,485                                                                                                      10,910,158
---------                                                                                                   -------------
              Resource Recovery Revenue  (1.3%)
    3,000     Northeast Maryland Waste Disposal Authority, Montgomery                   5.50    04/01/16        3,218,760
---------          County Ser 2003 (AMT) (Ambac)                                                            -------------

              Transportation Facilities Revenue  (31.1%)
              Alaska International Airports System,
    1,500          Ser 2002 B (Ambac)                                                   5.75    10/01/18        1,681,860
    1,500          Ser 2002 B (Ambac)                                                   5.75    10/01/19        1,674,990
    3,000     Metropolitan Washington DC Airport Authority, Ser 2004 C (FSA)            5.00    10/01/20        3,041,610
                   (AMT)
   10,000     Hillsborough County Port District, Florida, Tampa Port Authority          6.00    06/01/20       10,490,600
                   Special & Refg Ser 1995 (AMT) (FSA)
              Georgia State Road & Tollway Authority,
   10,000          Ser 2001                                                            5.375    03/01/17       10,968,500
    2,000          Ser 2004                                                             5.00    10/01/22        2,081,200
    3,000          Ser 2004                                                             5.00    10/01/23        3,103,530
    2,000     Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2          5.75    01/01/23        2,146,460
                   (AMT) (FSA)
    5,000     Massachusetts Bay Transportation Authority, Assess 2000                   5.25    07/01/30        5,104,750
                   Ser A
    2,000     Clark County, Nevada, Airport Revenue Ser 2004 A (AMT) (WI)               5.50    07/01/22        2,110,180
    5,000     New Jersey Turnpike Authority, Ser 2003 A (Ambac)                         5.00    01/01/30        5,030,200

PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE          VALUE
---------     --------------------------------------------------------------------    ------    --------    -------------
              Metropolitan Transportation Authority, New York,
    3,000          State Service Contract Ser 2002 A (MBIA)                             5.50    01/01/19        3,283,170
    3,000          State Service Contract Refg Ser 2002 B (MBIA)                        5.50    07/01/20        3,270,870
    4,000     Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)            5.00    09/15/29        4,005,000
    3,000     Triborough Bridge & Tunnel Authority, New York, Ser 2001 A                5.00    01/01/32        2,975,550
    5,000     Pennsylvania State Turnpike, Ser A                                        5.00    12/01/34        5,006,050
    5,000     Dallas-Fort Worth Int'l Airport, Texas, Ser 2003 A (AMT) (FSA)           5.375    11/01/22        5,209,350
    3,000     Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC)                   5.25    09/01/22        3,135,480
---------                                                                                                   -------------
   71,000                                                                                                      74,319,350
---------                                                                                                   -------------
              Water & Sewer Revenue  (32.3%)
    1,920     Los Angeles, California, Department of Water & Power, Ser C               5.00    07/01/23        1,981,325
    4,000     Oxnard, California Financing Authority, Redwood Trunk Sewer &             5.00    06/01/29        4,010,520
                   Headworks Ser 2004 A
    5,000     Colorado Springs, Colorado, Utilities Ser 2001 A                          5.00    11/15/29        5,019,350
    2,000     Martin County, Florida, Utilities Ser 2001 (FGIC)                         5.00    10/01/26        2,020,580
    8,000     Tampa Bay Water, Florida, Ser 2001 B (FGIC)                               5.00    10/01/31        8,020,960
              Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
    2,925          Ser 2001 A (MBIA)                                                   5.375    05/15/20        3,138,437
    3,075          Ser 2001 A (MBIA)                                                   5.375    05/15/21        3,281,455
    5,000          Ser 1999 A (FGIC)                                                    5.75    05/15/33        5,373,550
    1,585     Massachusetts Water Resources Authority, 2000 Ser A (FGIC)                6.00    08/01/13        1,817,218
    2,925     Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A                5.25    06/01/22        3,072,800
                   (FGIC)
              New York City Municipal Water Finance Authority, New York,
    3,000          2003 Ser A                                                          5.375    06/15/18        3,235,170
    4,000          1998 Ser D (MBIA)                                                    4.75    06/15/25        3,945,040
    5,000          2002 Ser G (FSA)                                                     5.00    06/15/34        5,000,000
    7,500     Portland, Oregon, Sewer 2000 Ser A (FGIC)                                 5.75    08/01/19        8,370,000
    4,000     Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC)                 4.50    01/01/24        3,851,840
              Houston, Texas, Utilities System Revenue,
   10,000          1st Lien Ser A                                                       5.25    05/15/23       10,511,100
    4,500          1st Lien Ser A                                                       5.25    05/15/25        4,683,150
---------                                                                                                   -------------
   74,430                                                                                                      77,332,495
---------                                                                                                   -------------
              Other Revenue  (3.1%)
    5,000     California Economic Recovery, Ser A                                       5.00    07/01/10        5,251,650
    2,000     New York City Transitional Finance Authority, New York, Refg              5.50    11/01/26        2,214,980
---------          2003 Ser A                                                                               -------------
    7,000                                                                                                       7,466,630
---------                                                                                                   -------------
              Refunded (8.1%)
    7,250     Atlanta, Georgia, Airport Ser 2000 A (FGIC)                               5.50    01/01/10+       8,147,985
    7,000     Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                           6.90    07/01/12        8,211,840
    3,000     Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991 (Ambac)           11.847++  05/15/20        3,026,280
---------          (ETM)                                                                                    -------------
   17,250                                                                                                      19,386,105
---------                                                                                                   -------------
  316,690     TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $317,371,252)                                            332,362,256
---------                                                                                                   -------------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (6.2%)
    1,480     Idaho Health Facilities Authority, St Luke's Regional Medical             1.12*   07/01/30        1,480,000
                   Center Ser 2000 (FSA) (Demand 08/02/04)
   11,240     Indiana Health Facility Financing Authority, Clarian Health               1.12*   03/01/30       11,240,000
                   Obligated Group Ser 2000 B (Demand 08/02/04)
    2,000     Kemmerer, Wyoming,  Pollution Control Authority Exxon Proj Ser            1.04*   11/01/14        2,000,000
---------          1984 (Demand 08/02/04)                                                                   -------------


   14,720     TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $14,720,000)                             14,720,000
---------                                                                                                   -------------
$ 331,410     TOTAL INVESTMENTS (Cost $332,091,252) (a)(b)                145.1%                              347,082,256
=========

PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE          VALUE
---------     --------------------------------------------------------------------    ------    --------    -------------
              LIABILITIES IN EXCESS OF OTHER ASSETS                                     (1.1)                  (2,680,486)
              PREFERRED SHARES OF BENEFICIAL INTEREST                                  (44.0)                (105,160,419)
                                                                                      ------                -------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%               $ 239,241,351
                                                                                      ======                =============


-------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT         Alternative Minimum Tax.

ETM         Escrowed to maturity.

PSF         Texas Permanent School Fund Guarantee Program.

RITES       Residual Interest Tax-Exempt Securities.

## A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $260,000.

+           Prerefunded to call date shown.

++          Current coupon rate for inverse floating rate municipal obligations.
            This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $7,586,270 which represents 3.2 % of net assets applicable to common shareholders.

*           Current coupon of variable rate demand obligation.

WI          Security purchased on a when-issued basis.

(a) Securities have been designated as collateral in an amount equal to $38,170,947 in connection with open futures contracts and securities purchased on a when-issued basis.

(b) The aggregate cost for federal income tax purposes approximates the cost for book purposes. The aggregate gross unrealized appreciation is $15,681,413 and the aggregate gross unrealized depreciation is $690,409 , resulting in net unrealized appreciation of $14,991,004.

Bond Insurance:

-------------------

Ambac       Ambac Assurance Corporation.

FGIC        Financial Guaranty Insurance Company.

FSA         Financial Security Assurance Inc.

MBIA        Municipal Bond Investors Assurance Corporation.

XLCA        XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2004:


                                        DESCRIPTION,
NUMBER OF                              DELIVERY MONTH             UNDERLYING FACE           UNREALIZED
CONTRACTS         LONG/SHORT              AND YEAR                AMOUNT AT VALUE          DEPRECIATION
---------         ----------              --------                ---------------          ------------
   100               Short        U.S. Treasury Note 5 yr          $(10,950,000)           $(180,567)
                                      September/2004

   200               Short        U.S. Treasury Note 10 yr         (22,143,750)             (571,801)
                                      September/2004                                       ---------

                                      Total unrealized
                                        depreciation                                       $(752,368)
                                                                                           =========




                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments


Alaska                     2.2%    Illinois         6.5%    New York          11.0%    Wyoming               0.6%
                                                                                                             ---
Arizona                    1.5     Indiana          3.7     North Carolina     1.8

California                 7.3     Kentucky         3.4     Ohio               0.9

Colorado                   2.1     Maryland         3.1     Oregon             2.6

District of Columbia       1.1     Massachusetts    2.0     Pennsylvania       3.9

Florida                    9.5     Michigan         1.0     South Carolina     3.9

Georgia                    8.1     Minnesota        1.6     Texas             11.2

Hawaii                     2.4     Nevada           1.5     Utah               1.2

Idaho                      0.4     New Jersey       3.7     Washington         1.8     Total                100.0%
                                                                                                            ======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


                                       3